SUPPLEMENTAL FINANCIAL INFORMATION (Condensed Consolidated Statements of Income) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenues [Abstract]
Regulated electric	CAD 3,437.0	CAD 2,141.0
Regulated	499.0	52.0
Non-regulated	341.0	596.0
Total operating revenues	4,277.0	2,789.0
Operating expenses
Regulated fuel for generation and purchased power	1,222.0	815.0
Regulated cost of natural gas	177.0	0.0
Regulated fuel adjustment	61.0	42.0
Non-regulated fuel for generation and purchased power	313.0	336.0
Non-regulated direct costs	29.0	19.0
Operating, maintenance and general	1,137.0	666.0
Provincial, state, and municipal taxes	195.0	63.0
Depreciation and amortization	588.0	340.0
Total operating expenses	3,722.0	2,281.0
Operating Income (Loss)	555.0	508.0
Income from equity investments	100.0	108.0
Other income (expenses), net	174.0	141.0
Interest expense, net	(585.0)	(212.0)
Income before provision for income taxes	244.0	545.0
Income tax expense (recovery)	(22.0)	93.0
Net income	266.0	452.0
Non-controlling interest in subsidiaries	11.0	25.0
Net income of Emera Incorporated	255.0	427.0
Preferred stock dividends	28.0	30.0
Net income attributable to common shareholders	227.2	397.2
Comprehensive income attributable to common shareholders	228.0	911.0
Consolidation, Eliminations [Member]
Revenues [Abstract]
Regulated electric	(2.0)	(2.0)
Regulated	0.0	0.0
Non-regulated	(33.0)	(42.0)
Total operating revenues	(35.0)	(44.0)
Operating expenses
Regulated fuel for generation and purchased power	0.0	0.0
Regulated cost of natural gas	0.0	0.0
Regulated fuel adjustment	0.0	0.0
Non-regulated fuel for generation and purchased power	(4.0)	(5.0)
Non-regulated direct costs	(23.0)	(30.0)
Operating, maintenance and general	(8.0)	(8.0)
Provincial, state, and municipal taxes	0.0	0.0
Depreciation and amortization	0.0	0.0
Total operating expenses	(35.0)	(43.0)
Operating Income (Loss)	0.0	(1.0)
Income (Loss) from Subsidiaries, before Tax	(150.0)	(270.0)
Income from equity investments	0.0	0.0
Intercompany income (expenses), net	(46.0)	(164.0)
Other income (expenses), net	0.0	0.0
Interest expense, net	0.0	(134.0)
Income before provision for income taxes	(196.0)	(301.0)
Income tax expense (recovery)	0.0	0.0
Net income	(196.0)	(301.0)
Non-controlling interest in subsidiaries	4.0	12.0
Net income of Emera Incorporated	(200.0)	(313.0)
Preferred stock dividends	(50.0)	(41.0)
Net income attributable to common shareholders	(150.0)	(272.0)
Comprehensive income attributable to common shareholders	(283.0)	(755.0)
Parent Company [Member]
Revenues [Abstract]
Regulated electric	0.0	0.0
Regulated	0.0	0.0
Non-regulated	0.0	0.0
Total operating revenues	0.0	0.0
Operating expenses
Regulated fuel for generation and purchased power	0.0	0.0
Regulated cost of natural gas	0.0	0.0
Regulated fuel adjustment	0.0	0.0
Non-regulated fuel for generation and purchased power	0.0	0.0
Non-regulated direct costs	0.0	0.0
Operating, maintenance and general	37.0	54.0
Provincial, state, and municipal taxes	0.0	0.0
Depreciation and amortization	2.0	1.0
Total operating expenses	39.0	55.0
Operating Income (Loss)	(39.0)	(55.0)
Income (Loss) from Subsidiaries, before Tax	150.0	270.0
Income from equity investments	18.0	37.0
Intercompany income (expenses), net	203.0	156.0
Other income (expenses), net	135.0	91.0
Interest expense, net	226.0	46.0
Income before provision for income taxes	241.0	453.0
Income tax expense (recovery)	(14.0)	25.0
Net income	255.0	428.0
Non-controlling interest in subsidiaries	0.0	0.0
Net income of Emera Incorporated	255.0	428.0
Preferred stock dividends	28.0	30.0
Net income attributable to common shareholders	227.0	398.0
Comprehensive income attributable to common shareholders	228.0	911.0
Subsidiary Issuer [Member]
Revenues [Abstract]
Regulated electric	0.0	0.0
Regulated	0.0	0.0
Non-regulated	0.0	0.0
Total operating revenues	0.0	0.0
Operating expenses
Regulated fuel for generation and purchased power	0.0	0.0
Regulated cost of natural gas	0.0	0.0
Regulated fuel adjustment	0.0	0.0
Non-regulated fuel for generation and purchased power	0.0	0.0
Non-regulated direct costs	0.0	0.0
Operating, maintenance and general	0.0	0.0
Provincial, state, and municipal taxes	0.0	0.0
Depreciation and amortization	0.0	0.0
Total operating expenses	0.0	0.0
Operating Income (Loss)	0.0	0.0
Income (Loss) from Subsidiaries, before Tax	0.0	0.0
Income from equity investments	0.0	0.0
Intercompany income (expenses), net	101.0	0.0
Other income (expenses), net	0.0	0.0
Interest expense, net	85.0	0.0
Income before provision for income taxes	16.0	0.0
Income tax expense (recovery)	7.0	0.0
Net income	9.0	0.0
Non-controlling interest in subsidiaries	0.0	0.0
Net income of Emera Incorporated	9.0	0.0
Preferred stock dividends	0.0	0.0
Net income attributable to common shareholders	9.0	0.0
Comprehensive income attributable to common shareholders	19.0	0.0
Guarantor Subsidiaries [Member]
Revenues [Abstract]
Regulated electric	1,665.0	283.0
Regulated	451.0	0.0
Non-regulated	378.0	419.0
Total operating revenues	2,494.0	702.0
Operating expenses
Regulated fuel for generation and purchased power	560.0	70.0
Regulated cost of natural gas	177.0	0.0
Regulated fuel adjustment	0.0	0.0
Non-regulated fuel for generation and purchased power	261.0	277.0
Non-regulated direct costs	0.0	0.0
Operating, maintenance and general	647.0	148.0
Provincial, state, and municipal taxes	152.0	21.0
Depreciation and amortization	330.0	79.0
Total operating expenses	2,127.0	595.0
Operating Income (Loss)	367.0	107.0
Income (Loss) from Subsidiaries, before Tax	0.0	0.0
Income from equity investments	0.0	5.0
Intercompany income (expenses), net	(107.0)	0.0
Other income (expenses), net	24.0	21.0
Interest expense, net	127.0	28.0
Income before provision for income taxes	157.0	105.0
Income tax expense (recovery)	48.0	35.0
Net income	109.0	70.0
Non-controlling interest in subsidiaries	0.0	0.0
Net income of Emera Incorporated	109.0	70.0
Preferred stock dividends	31.0	15.0
Net income attributable to common shareholders	78.0	55.0
Comprehensive income attributable to common shareholders	205.0	303.0
Non-Guarantor Subsidiaries [Member]
Revenues [Abstract]
Regulated electric	1,774.0	1,860.0
Regulated	48.0	52.0
Non-regulated	(4.0)	219.0
Total operating revenues	1,818.0	2,131.0
Operating expenses
Regulated fuel for generation and purchased power	662.0	745.0
Regulated cost of natural gas	0.0	0.0
Regulated fuel adjustment	61.0	42.0
Non-regulated fuel for generation and purchased power	56.0	64.0
Non-regulated direct costs	52.0	49.0
Operating, maintenance and general	461.0	472.0
Provincial, state, and municipal taxes	43.0	42.0
Depreciation and amortization	256.0	260.0
Total operating expenses	1,591.0	1,674.0
Operating Income (Loss)	227.0	457.0
Income (Loss) from Subsidiaries, before Tax	0.0	0.0
Income from equity investments	82.0	66.0
Intercompany income (expenses), net	(151.0)	8.0
Other income (expenses), net	15.0	29.0
Interest expense, net	147.0	272.0
Income before provision for income taxes	26.0	288.0
Income tax expense (recovery)	(63.0)	33.0
Net income	89.0	255.0
Non-controlling interest in subsidiaries	7.0	13.0
Net income of Emera Incorporated	82.0	242.0
Preferred stock dividends	19.0	26.0
Net income attributable to common shareholders	63.0	216.0
Comprehensive income attributable to common shareholders	CAD 59.0	CAD 452.0